Document and Entity Information	Oct. 14, 2021
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Oct. 14, 2021
Entity File Number	001-38150
Entity Registrant Name	Kala Pharmaceuticals, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	27-0604595
Entity Address, Address Line One	490 Arsenal Way
Entity Address, Adress Line Two	Suite 120
Entity Address, City or Town	Watertown
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02472
City Area Code	781
Local Phone Number	996-5252
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	KALA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001479419
Amendment Flag	false